Deposits, Prepayment and Other Receivables	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.	Deposits, Prepayment and Other Receivables

Deposits, prepayment and other receivables consist of the following:

	December 31,	December 31,
	2014	2015
	HK$	HK$

Prepaid insurance	3,372	3,213
Prepaid electricity	720	1,510
Prepaid renovation	131	466
Rental deposits / prepaid rent	12,908	10,329
Deposit for the import processing arrangement	1,616	1,044
Loans to workers	11,439	12,502
Other receivables	12,207	7,107
Others	7,811	8,302
	50,204	44,473